Income Taxes (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 03, 2019	Nov. 04, 2018	Oct. 29, 2017
Income Tax Disclosure [Abstract]
Beginning balance	$ 4,030	$ 2,256	$ 1,983
Lapse of statute of limitations	36	20	12
Increases in balances related to tax positions taken during prior periods (including those related to acquisitions made during the year)	467	361	47
Decreases in balances related to tax positions taken during prior periods	(270)	(289)	(32)
Increases in balances related to tax positions taken during current period	460	1,726	391
Decreases in balances related to settlement with taxing authorities	229	4	121
Ending balance	$ 4,422	$ 4,030	$ 2,256